Significant Accounting Policies (Details) - Schedule of fair value of warrant liabilities regarding Level 3 fair value measurements - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of fair value of warrant liabilities regarding Level 3 fair value measurements [Abstract]
Warrant liabilities	$ 522,579	$ 533,319	$ 522,579	$ 533,319
Change in fair value of warrants liabilities	(106,063)	$ (38,214)	$ (10,740)	(10,740)	$ (77,859)
Warrant liabilities	$ 416,516			$ 522,579	$ 533,319